Cover Page	Apr. 14, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 14, 2020
Entity Registrant Name	CEDAR FAIR L P
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9444
Entity Tax Identification Number	34-1560655
Entity Address, Address Line One	One Cedar Point Drive
Entity Address, City or Town	Sandusky
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44870-5259
City Area Code	419
Local Phone Number	626-0830
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units (RepresentingLimited Partner Interests)
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000811532
Amendment Flag	false